SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts
Changes in valuation and qualifying accounts
Balance at beginning of period	$ 2,437	$ 2,339	$ 4,564
Charged (credited) to costs and expenses	812	(56)	1,564
Credited to other accounts	(280)	154
(Deductions) Adjustments	(845)		(3,789)
Balance at end of period	2,124	2,437	2,339
Tax valuation allowance
Changes in valuation and qualifying accounts
Balance at beginning of period	236,332	329,523	328,397
Charged (credited) to costs and expenses	(1,679)	6,162	(3,016)
Credited to other accounts			4,142
(Deductions) Adjustments	(28,023)	(99,353)
Balance at end of period	$ 206,630	$ 236,332	$ 329,523